                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                  July 3, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Fenimore Asset Management Trust
                  File No. 33-7190

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Fenimore Asset Management Trust (the "Trust"), that each form of Prospectus and Statement of Additional Information for the Trust's two separate investment series, FAM Value Fund and FAM Equity-Income Fund, that would have been filed under Rule 497(c), does not differ from those contained in Post-Effective Amendment No. 30 which was filed on July 1, 2003. The text of Post-Effective Amendment No. 30 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

                                                Very truly yours,

                                                /s/ Patrick W.D. Turley